INVENTORY (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Raw materials and Work-in-process	$ 1,155,632	$ 1,042,367
Finished goods	1,020,930	677,762
Total	2,176,562	1,720,129
Less: reserve for obsolete inventory	72,683	61,448
Inventory, net	$ 2,103,879	$ 1,658,681